SUBSEQUENT EVENTS	12 Months Ended
Jul. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

Note 10 – SUBSEQUENT EVENTS

On August 4, 2021 a third-party lender converted $14,600 into 3,743,590 shares of common stock.

On August 23 2021 a third-party lender converted $10,100 into 3,740,741 shares of common stock.

On August 24, 2021 a third-party lender converted $7,449 into 2,979,564 shares of common stock.

On August 27, 2021 a third-party lender converted $9,000 into 3,743,590 shares of common stock.

On September 20, 2021, the Company entered into negotiation to acquire 100% interest in OTC Watch LLC in exchange for shares of Preferred B series stock.  The transaction has not yet closed as the Company’s is in the process of doing due diligence regarding the valuation and form of the transaction.  Once the due diligence is completed and a more precise valuation determined, the number of shares of Preferred B series stock will be determined and fixed based on the per share at the time the transaction is closed.

On September 20, 2021, the Company entered into negotiation to acquire 19.99% interest in GenBio, Inc in exchange for shares of Preferred B series stock.  The transaction has not yet closed as the Company is in the process of doing due diligence regarding the valuation and form of the transaction.  Once the due diligence is completed and a more precise valuation determined, the number of shares of Preferred B series stock will be determined and fixed based on the per share at the time the transaction is closed.